================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21884

                 Oppenheimer Rochester Virginia Municipal Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal
  Amount                                                                          Coupon          Maturity       Value
----------                                                                        ------         ----------    ----------
Municipal Bonds and Notes-116.2%
Virginia-57.9%
$   15,000  Alexandria, VA IDA (Alexandria Hospital)                              5.500%         07/01/2014    $   15,062
   190,000  Alexandria, VA IDA Pollution Control (Potomac                         5.375          02/15/2024       190,106
            Electric Power Company)
   400,000  Alexandria, VA Redevel. & Hsg. Authority (CRS                         6.125          10/01/2029       400,212
            Alexandria Hsg. Corp.)
    20,000  Alexandria, VA Redevel. & Hsg. Authority (Essex                       5.550          07/01/2028        20,005
            House)
     5,000  Broadway, VA IDA (Bridgewater College)                                5.375          04/01/2033         4,727
   265,000  Buena Vista, VA Public Recreational Facilities                        5.500          07/15/2035       208,907
            Authority (Golf Course)
 2,400,000  Celebrate, VA North Community Devel. Authority                        6.750          03/01/2034     1,677,000
            Special Assessment
    25,000  Chesapeake, VA IDA (Chesapeake Court House)                           5.250          06/01/2017        25,085
   345,000  Chesapeake, VA Redevel. & Hsg. Authority                              6.200          04/01/2028       259,036
            (Chesapeake Crossing Seniors Community Three)
    20,000  Chesapeake, VA Toll Road (Expressway)                                 5.625          07/15/2032        19,914
   500,000  Chesterfield County, VA EDA (VA Electric & Power                      5.600          11/01/2031       480,895
            Company)
   720,000  Chesterfield County, VA Health Center                                 6.250          12/01/2038       630,122
            (Lucy Corr Village)
    25,000  Chesterfield, VA IDA (Winchester Greens)                              5.400          01/01/2031        25,009
   255,000  Dulles, VA Town Center CDA (Dulles Town Center)                       6.250          03/01/2026       254,006
   115,000  Fairfax County, VA EDA Senior Living (Lewinsville                     5.250          03/01/2032        90,957
            Retirement Residence)
    25,000  Fairfax County, VA Redevel. & Hsg. Authority                          5.450          08/01/2025        25,009
            (Grand View Apartments)
    25,000  Fairfax County, VA Redevel. & Hsg. Authority                          5.875          08/01/2027        25,013
            (Herndon Harbor House)
    10,000  Fairfax County, VA Redevel. & Hsg. Authority                          5.500          05/01/2029        10,002
            (Herndon Harbor II)
 1,330,000  Farms New Kent, VA Community Devel. Authority                         5.125          03/01/2036       818,429
            Special Assessment
 1,220,000  Farms New Kent, VA Community Devel. Authority                         5.450          03/01/2036       790,048
            Special Assessment
 1,250,000  Farms New Kent, VA Community Devel. Authority Special Assessment      5.800          03/01/2036       852,400
 2,550,000  Halifax County, VA IDA (Old Dominion Electric                         5.625          06/01/2028     2,588,174
            Cooperative)
   170,000  Henrico County, VA IDA (Browning-Ferris                               5.875          03/01/2017       170,272
            Industries)
   125,000  James City County, VA IDA (Anheuser-Busch                             6.000          04/01/2032       125,020
            Companies)
   100,000  Lancaster County, VA IDA (Rappahannock                                5.875          04/01/2019        99,572
            Westminster Canterbury)
    10,000  Lancaster County, VA IDA (Rappahannock                                6.000          04/01/2032         9,252
            Westminster Canterbury)
 1,000,000  Lewistown, VA Commerce Center Community                               6.050          03/01/2027       501,000
            Devel. Authority
    20,000  Lexington, VA IDA (Carilion Stonewall Jackson                         6.875          07/01/2020        19,828
            Hospital)
    35,000  Lexington, VA IDA (Stonewall Jackson Hospital)                        7.000          07/01/2030        33,860

               1 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal
  Amount                                                                                Coupon         Maturity        Value
----------                                                                              ------         ----------    ----------
$   65,000  Loudoun County, VA IDA (Dulles Airport Marriott Hotel)                      7.125%         09/01/2015    $   63,568
    10,000  Lynchburg, VA IDA (Lynchburg College)                                       5.250          09/01/2028         9,756
    15,000  Lynchburg, VA IDA (The Summit)                                              6.125          01/01/2021        14,503
    25,000  Lynchburg, VA IDA (The Summit)                                              6.250          01/01/2028        23,437
 1,500,000  Manassas Park, VA Economic Devel. Authority                                 6.000          07/15/2035     1,513,485
    10,000  Manassas, VA GO                                                             6.000          05/01/2014        10,183
   100,000  New Port, VA CDA                                                            5.600          09/01/2036        53,751
    30,000  Norfolk, VA Airport Authority (Air Cargo)                                   6.250          01/01/2030        27,627
   300,000  Norfolk, VA EDA, Series A                                                   6.000          11/01/2036       207,819
    10,000  Norfolk, VA GO                                                              5.750          06/01/2017        10,023
   815,000  Norfolk, VA Redevel. & Hsg. Authority (First Mtg.-Retirement Community)     6.125          01/01/2035       696,980
   100,000  Norfolk, VA Water                                                           5.125          11/01/2023       100,309
    50,000  Norfolk, VA Water                                                           5.125          11/01/2028        50,037
    25,000  Norfolk, VA Water                                                           5.375          11/01/2023        25,071
    30,000  Norfolk, VA Water                                                           5.900          11/01/2025        30,108
 2,265,000  Norton, VA IDA (Norton Community Hospital)                                  6.000          12/01/2022     2,148,353
   170,000  Peninsula, VA Ports Authority (The Brinks Company)                          6.000          04/01/2033       172,213
   250,000  Peninsula, VA Ports Authority Residential Care                              5.375          12/01/2026       163,940
            Facility (Virginia Baptist Homes)
 1,500,000  Peninsula, VA Town Center Community Devel.                                  6.350          09/01/2028     1,443,780
            Authority Special Obligation
 3,100,000  Peninsula, VA Town Center Community Devel.                                  6.450          09/01/2037     2,875,343
            Authority Special Obligation
    75,000  Prince William County, VA IDA (Melrose                                      5.400          01/01/2029        57,557
            Apartments)
    20,000  Prince William County, VA IDA (Prince William                               5.250          04/01/2019        20,022
            Hospital)
 1,720,000  Prince William County, VA Multifamily Hsg. Pass-                            5.600          11/01/2034     1,669,587
            Through Certificates (Woodward Gables)
    45,000  Richmond, VA IDA (Virginia Commonwealth                                     5.550          01/01/2031        45,283
            University Real Estate Foundation)
     5,000  Richmond, VA Metropolitan Authority (Expressway)                            5.400          01/15/2013         5,104
    35,000  Roanoke, VA IDA (Virginia Lutheran Homes)                                   6.000          12/01/2032        33,105
 1,100,000  Stafford County & Staunton, VA IDA (Virginia                                6.500          08/01/2028     1,028,995
            Municipal League/Mt. Rogers)
 1,000,000  Stafford County & Staunton, VA IDA (Virginia                                6.500          08/01/2038       885,780
            Municipal League/Mt. Rogers)
     5,000  Suffolk, VA IDA (Hotel & Conference Center)                                 5.125          10/01/2035         5,522
 3,110,000  Suffolk, VA IDA (Lake Prince Center)                                        5.150          09/01/2024     2,716,989
   715,000  Suffolk, VA IDA (Lake Prince Center)                                        5.300          09/01/2031       581,324
   410,000  Suffolk, VA Redevel. & Hsg. Authority (Hope Village                         5.600          02/01/2033       417,253
            Apartments)
 1,200,000  VA Celebrate South CDA Special Assessment                                   6.250          03/01/2037       740,808
 1,785,000  VA College Building Authority (Regent University)                           5.000          06/01/2026     1,771,952
 1,900,000  VA College Building Authority (Regent University)                           5.000          06/01/2029     1,807,052
   390,000  VA College Building Authority Educational Facilities                        5.000          06/01/2036       350,076
            (Regent University)
   218,000  VA Gateway Community Devel. Authority                                       6.375          03/01/2030       209,816
   100,000  VA H2O Community Devel. Authority                                           5.200          09/01/2037        52,767
    45,000  VA Hsg. Devel. Authority (Rental Hsg.)                                      5.200          04/01/2020        45,028

               2 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal
  Amount                                                                                    Coupon          Maturity       Value
----------                                                                                  ------          ---------    ----------
$ 2,940,000  VA Hsg. Devel. Authority, Series E                                              6.250%         07/01/2031   $ 3,080,620
  1,150,000  VA Hsg. Devel. Authority, Series E                                              6.375          01/01/2036     1,232,639
    420,000  VA Multifamily Hsg. (The Broad Point/American                                   5.950          11/01/2033       401,432
             International Group)(1)
  1,500,000  VA Small Business Financing Authority (Hampton                                  9.000          07/01/2039     1,574,070
             Roads Proton)
    250,000  VA Small Business Financing Authority (Roanoke                                  5.500          04/01/2033       253,530
             College)
    250,000  VA Small Business Financing Authority (Roanoke                                  5.750          04/01/2041       253,838
             College)
  8,000,000  VA Small Business Financing Authority (Sentara                                  5.000          11/01/2040     8,090,640
             Healthcare)(2)
    250,000  VA Small Business Financing Authority (Wellmont                                 5.250          09/01/2037       222,968
             Health System)
  7,275,000  VA Tobacco Settlement Authority                                                 5.000          06/01/2047     4,466,923
 22,000,000  VA Tobacco Settlement Authority                                                 5.770(3)       06/01/2047       327,800
 73,000,000  VA Tobacco Settlement Authority                                                10.873(3)       06/01/2047     1,110,330
    550,000  Washington County, VA IDA (Mountain States                                      7.250          07/01/2019       621,550
             Health Alliance)
    485,000  Washington County, VA IDA (Mountain States                                      7.500          07/01/2029       546,833
             Health Alliance)
    250,000  Washington County, VA IDA (Mountain States                                      7.750          07/01/2038       279,963
             Health Alliance)
  3,325,000  Watkins Centre, VA Community Devel. Authority                                   5.400          03/01/2020     3,228,475
  2,747,000  White Oaks, VA Village Shops Community Devel. Authority Special Assessment      5.300          03/01/2017     2,804,714
                                                                                                                         -----------
                                                                                                                          60,949,553
U.S. Possessions-44.4%
    200,000  Guam GO                                                                         6.750          11/15/2029       203,558
    400,000  Guam GO                                                                         7.000          11/15/2039       412,772
  1,000,000  Guam Government Waterworks Authority &                                          5.625          07/01/2040       894,780
             Wastewater System
     35,000  Guam Hsg. Corp. (Single Family Mtg.)                                            5.750          09/01/2031        37,659
    860,000  Northern Mariana Islands Commonwealth, Series A                                 5.000          06/01/2017       786,169
  2,120,000  Northern Mariana Islands Commonwealth, Series A                                 5.000          06/01/2030     1,616,818
    250,000  Puerto Rico Aqueduct & Sewer Authority                                          6.000          07/01/2038       251,203
  1,600,000  Puerto Rico Aqueduct & Sewer Authority                                          6.000          07/01/2044     1,603,616
    255,000  Puerto Rico Aqueduct & Sewer Authority                                          6.125          07/01/2024       272,575
    260,000  Puerto Rico Children's Trust Fund (TASC)                                        5.375          05/15/2033       238,849
    550,000  Puerto Rico Children's Trust Fund (TASC)                                        5.625          05/15/2043       468,699
 25,800,000  Puerto Rico Children's Trust Fund (TASC)                                        6.417(3)       05/15/2050       924,156
    150,000  Puerto Rico Commonwealth GO                                                     5.700          07/01/2020       150,131
    500,000  Puerto Rico Commonwealth GO                                                     5.750          07/01/2036       493,475
  1,000,000  Puerto Rico Commonwealth GO(4)                                                  6.000          07/01/2029     1,041,090
  1,000,000  Puerto Rico Commonwealth GO                                                     6.000          07/01/2039     1,020,350
  2,600,000  Puerto Rico Commonwealth GO                                                     6.500          07/01/2037     2,761,330
    350,000  Puerto Rico Electric Power Authority, Series AAA                                5.250          07/01/2027       350,994
    580,000  Puerto Rico Electric Power Authority, Series AAA                                5.250          07/01/2028       576,131
    200,000  Puerto Rico Electric Power Authority, Series AAA                                5.250          07/01/2029       198,162
    210,000  Puerto Rico Electric Power Authority, Series AAA                                5.250          07/01/2030       207,268
    225,000  Puerto Rico Electric Power Authority, Series AAA                                5.250          07/01/2031       220,633
  1,000,000  Puerto Rico Highway & Transportation Authority                                  5.250          07/01/2030       961,640

               3 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal
  Amount                                                                            Coupon           Maturity       Value
----------                                                                          ------          ----------    ----------
$   250,000  Puerto Rico Highway & Transportation Authority                          5.300%         07/01/2035    $  242,733
    200,000  Puerto Rico Highway & Transportation Authority                          5.500          07/01/2023       205,128
    150,000  Puerto Rico Infrastructure                                              5.000          07/01/2046       132,492
    310,000  Puerto Rico Infrastructure                                              6.800(3)       07/01/2029        95,043
  1,000,000  Puerto Rico Infrastructure                                              7.000(3)       07/01/2033       214,110
    500,000  Puerto Rico Infrastructure                                              7.000(3)       07/01/2035        89,530
  3,110,000  Puerto Rico Infrastructure                                              7.002(3)       07/01/2032       730,912
    820,000  Puerto Rico Infrastructure                                              7.050(3)       07/01/2042        87,617
  5,600,000  Puerto Rico Infrastructure                                              7.391(3)       07/01/2030     1,571,528
     75,000  Puerto Rico Infrastructure (Mepsi Campus)                               5.600          10/01/2014        73,041
  1,825,000  Puerto Rico Infrastructure (Mepsi Campus)                               6.250          10/01/2024     1,738,769
    905,000  Puerto Rico Infrastructure (Mepsi Campus)                               6.500          10/01/2037       817,876
  4,535,000  Puerto Rico Infrastructure Financing Authority                          6.800(3)       07/01/2031     1,167,082
    745,000  Puerto Rico ITEMECF (Ana G. Mendez University)                          5.000          03/01/2036       613,224
    145,000  Puerto Rico ITEMECF (Ana G. Mendez University)                          5.375          02/01/2019       145,010
    250,000  Puerto Rico ITEMECF (Ana G. Mendez University)                          5.375          02/01/2029       226,103
    750,000  Puerto Rico ITEMECF (Cogeneration Facilities)                           6.625          06/01/2026       756,375
     25,000  Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxilio Obligated Group)     6.250          07/01/2024        25,009
    450,000  Puerto Rico ITEMECF (University of the Sacred                           5.250          09/01/2031       429,503
             Heart)
     25,000  Puerto Rico ITEMECF (University Plaza)                                  5.000          07/01/2021        24,806
    105,000  Puerto Rico Port Authority (American Airlines),                         6.250          06/01/2026        85,530
             Series A
  1,000,000  Puerto Rico Public Buildings Authority                                  5.625          07/01/2039       996,500
    250,000  Puerto Rico Public Buildings Authority                                  6.250          07/01/2031       270,983
  1,515,000  Puerto Rico Public Buildings Authority                                  6.750          07/01/2036     1,636,776
  1,500,000  Puerto Rico Public Buildings Authority                                  7.000          07/01/2021     1,657,425
    500,000  Puerto Rico Public Buildings Authority                                  7.000          07/01/2025       541,570
    145,000  Puerto Rico Public Finance Corp., Series A                              5.750          08/01/2027       147,693
     65,000  Puerto Rico Public Finance Corp., Series A                              6.000          08/01/2015        65,085
     25,000  Puerto Rico Sales Tax Financing Corp., Series A                         5.750          08/01/2037        25,517
 19,650,000  Puerto Rico Sales Tax Financing Corp., Series A                         6.070(3)       08/01/2054     1,065,620
  5,000,000  Puerto Rico Sales Tax Financing Corp., Series A                         6.100(3)       08/01/2044       572,250
    650,000  Puerto Rico Sales Tax Financing Corp., Series A                         6.500          08/01/2044       701,610
 13,950,000  Puerto Rico Sales Tax Financing Corp., Series A                         7.287(3)       08/01/2056       659,975
    250,000  Puerto Rico Sales Tax Financing Corp., Series C                         0.000(5)       08/01/2032       203,718
  8,000,000  Puerto Rico Sales Tax Financing Corp., Series C(2)                      5.750          08/01/2057     8,275,840
     50,000  University of V.I., Series A                                            5.750          12/01/2013        50,682
    195,000  V.I. HFA, Series A                                                      6.500          03/01/2025       195,051
    300,000  V.I. Public Finance Authority (Hovensa Refinery)                        4.700          07/01/2022       250,902
    900,000  V.I. Public Finance Authority (Hovensa Refinery)                        5.875          07/01/2022       838,539
    620,000  V.I. Public Finance Authority (Hovensa Refinery)                        6.125          07/01/2022       589,552
    500,000  V.I. Public Finance Authority (Matching Fund Loan                       5.250          10/01/2029       474,090
             Note)
    550,000  V.I. Public Finance Authority, Series A                                 5.000          10/01/2039       486,398
    750,000  V.I. Public Finance Authority, Series A                                 6.375          10/01/2019       754,020
  1,250,000  V.I. Water & Power Authority, Series A                                  5.000          07/01/2031     1,167,550
                                                                                                                  ----------
                                                                                                                  46,790,825


               4 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

 Principal
  Amount                                                                     Coupon          Maturity       Value
----------                                                                   -------        -----------   ----------
District of Columbia-13.9%
$    150,000   Metropolitan Washington D.C. Airport Authority                 5.375%         10/01/2029   $     153,788
   1,500,000   Metropolitan Washington D.C. Airport Authority                 1.426(3)       10/01/2041       1,137,735
               (Dulles Toll Road)
   5,000,000   Metropolitan Washington D.C. Airport Authority                 7.170(3)       10/01/2040         737,700
               (Dulles Toll Road)
   5,000,000   Metropolitan Washington D.C. Airport Authority                 7.910(3)       10/01/2040         668,150
               (Dulles Toll Road)
   5,000,000   Metropolitan Washington D.C. Airport Authority                 0.000(5)       10/01/2044       3,138,000
               (Dulles Toll Road-Metrorail)
   8,000,000   Metropolitan Washington D.C. Airport Authority,                5.000          10/01/2035       7,753,440
               Series A(2)
   1,080,000   Metropolitan Washington D.C. Airport Authority, Series A       5.000          10/01/2035       1,046,714
                                                                                                          -------------
                                                                                                             14,635,527
Total Investments, at Value (Cost $127,011,009)-116.2%                                                      122,375,905
Liabilities in Excess of Other Assets-(16.2)                                                               (17,089,311)
                                                                                                          -------------
Net Assets-100.0%                                                                                         $ 105,286,594
                                                                                                          =============

Footnotes to Statement of Investments

------------
1. Represents the current interest rate for a variable or increasing rate security.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

3.   Zero coupon bond reflects effective yield on the date of purchase.

4. When-issued security or delayed delivery to be delivered and settled after June 30, 2011. See accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

               5 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of June 30, 2011 based on valuation input level:

                                            LEVEL 1-               LEVEL 2-             LEVEL 3-
                                           UNADJUSTED         OTHER SIGNIFICANT       SIGNIFICANT
                                         QUOTED PRICES        OBSERVABLE INPUTS   UNOBSERVABLE INPUTS         VALUE
                                         --------------       ------------------  -------------------     -------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Virginia                              $           -- $             60,949,553  $                 --    $  60,949,553
   U.S. Possessions                                  --               46,790,825                    --       46,790,825
   District of Columbia                              --               14,635,527                    --       14,635,527
                                         ------------------------------------------------------------------------------
Total Assets                             $           -- $            122,375,905  $                 --    $ 122,375,905
                                         ------------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE BELOW:
CDA                               Communities Devel. Authority
EDA                               Economic Devel. Authority
GO                                General Obligation
HFA                               Housing Finance Agency
IDA                               Industrial Devel. Agency
ITEMECF                           Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs                              Residual Option Longs
SEAM                              Sociedad Espanola de Auxilio Mutuo
TASC                              Tobacco Settlement Asset-Backed Bonds
V.I.                              United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's

               6 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers

               7 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                               WHEN-ISSUED OR DELAYED DELIVERY
                               BASIS TRANSACTIONS
Purchased securities           $                     1,040,380

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $18,000,000 as of June 30, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2011, municipal bond holdings with a value of $24,119,920 show on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $18,000,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

               8 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30,2011 (Unaudited)

At June 30, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                            COUPON     MATURITY
  AMOUNT     INVERSE FLOATER(1)                                      RATE (2)       DATE          VALUE
----------   ----------------------------------------------------    -------    --------   ------------
$ 2,000,000  Metropolitan Washington D.C. Airport Authority ROLs(3)  17.988%     10/1/35  $  1,753,440
  2,000,000  Puerto Rico Sales Tax Financing Corp. ROLs3             21.179       8/1/57     2,275,840
  2,000,000  VA Small Business Financing Authority ROLs3             18.288      11/1/40     2,090,640
                                                                                          ------------
                                                                                          $  6,119,920
                                                                                          ============

----------
1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.   Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $18,000,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $    109,025,255(1)
                                  ----------------
Gross unrealized appreciation     $      3,987,761
Gross unrealized depreciation           (8,629,865)
                                  ----------------
Net unrealized depreciation       $     (4,642,104)
                                  ================

----------
1. The Federal tax cost of securities does not include cost of $17,992,754 which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

               9 | Oppenheimer Rochester Virginia Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Virginia Municipal Fund

By: /s/ William F. Glavin, Jr.
    -----------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    -----------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

By: /s/ Brian W. Wixted
    -----------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/10/2011